Regulatory Matters (Details 2) (Texas Department of Insurance, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
National Lloyds Insurance Company
Insurance
Capital and surplus	$ 100,479		$ 100,479		$ 98,602	$ 94,558
Statutory net income (loss):	(4,664)	(13,331)	1,322	(9,940)	3,583	(3,858)	(133)
American Summit Insurance Company
Insurance
Capital and surplus	28,004		28,004		26,452	25,761
Statutory net income (loss):	$ 245	$ (1,380)	$ 1,376	$ (1,129)	$ 521	$ 972	$ (541)